Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Dec. 27, 2023 USD ($)	Dec. 28, 2022 USD ($)	Dec. 29, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K (“Item 402”), we are providing the following information about the relationship between executive compensation actually paid (“CAP”) and certain financial performance measures of the Company. Neither the Compensation Committee nor the executives of our Company directly used the information in this table or the related disclosures when making compensation decisions for 2023. You should refer to the Compensation Discussion and Analysis in this Proxy Statement for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions. The following table shows the total compensation for our CEO and other NEOs as set forth in the Summary Compensation Table, the CAP to our CEO and other NEOs, our total shareholder return (“TSR”), the TSR of the S&P 600 Restaurants Index, our net income, and Adjusted EBITDA, our Company-select Performance measure, over the last three fiscal years.
Pay Versus Performance Table
					Value of Initial Fixed $100
Fiscal Year	Summary Compensation Table for CEO	Compensation Actually Paid to CEO(1)	Average Summary Compensation Table Total for other NEOs(2)	Average Compensation Actually Paid to Other NEOs(2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)	Net Income (in millions)	Adjusted EBITDA (in millions)(4)
2023	$3,557,446	$5,895,824	$1,579,427	$1,605,019	$126.67	$121.68	$21	$144.63
2022	3,345,835	1,435,005	1,421,436	407,308	70.98	97.44	(25.97)	83.97
2021	5,466,562	4,472,993	2,263,343	1,389,545	116.95	122.76	(10.11)	67.53
(1)
Item 402 requires certain adjustments to be made to the Summary Compensation Table totals to determine CAP for reporting in the Pay versus Performance Table. CAP is a value calculated under Item 402, but does not necessarily represent cash and/or equity transferred to the NEO without restriction. As required by Item 402, the following table details adjustments made to Summary Compensation Table total compensation values to arrive at CAP values (Note that NEOs do not participate in a defined benefit plan so there are no adjustments for pension benefits, and similarly, there are no adjustments made for dividends):

Fiscal Year	Named Executive Officers	Summary Compensation Table Total	Grant Date Value of New Awards	Year End Value of New Awards	Change in Value of Unvested Awards	Change in Value of Vested Awards	Total Equity Compensation Actually Paid	Compensation Actually Paid
2023	CEO	$3,557,446	$(1,500,028)	$1,996,007	$1,605,454	$236,945	$3,838,406	$5,895,824
	Other NEOs	1,579,427	(756,808)	382,586	510,913	(111,099)	782,400	1,605,019
2022	CEO	3,345,835	(1,500,022)	849,766	(1,255,404)	(5,170)	(410,808)	1,435,005
	Other NEOs	1,421,436	(750,048)	424,904	(639,163)	(49,821)	(264,080)	407,308
2021	CEO	5,466,562	(3,549,992)	2,566,569	(257,369)	247,223	2,556,423	4,472,993
	Other NEOs	2,263,343	(1,883,432)	1,416,528	(487,841)	80,947	1,009,634	1,389,545
(2)
The other NEOs include Ms. Fogertey and Mr. Koff. Ms. Fogertey’s compensation totals reflect amounts based on her time served in the position of Chief Financial Officer which began in June fiscal 2021. Mr. Koff’s compensation total reflects amounts based on his time served in the position of Chief Operating Officer through September 8, 2023, in accordance with the terms of Mr. Koff’s Separation Agreement.

(3)
TSR is based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P 600 Restaurants Index.

(4)
The Company defines Adjusted EBITDA as net income before (A) interest expense, (B) income tax expense or benefit, (C) depreciation expense and (D) amortization expense, and excluding certain non-cash and other items not considered in the Company’s evaluation of ongoing operating performance, including equity-based compensation expense, deferred lease costs, impairment and loss on disposal of assets, amortization of cloud-based software implementation costs and certain non-recurring charges. Adjusted EBITDA (both budget and actual performance) excludes bonuses.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(2)
The other NEOs include Ms. Fogertey and Mr. Koff. Ms. Fogertey’s compensation totals reflect amounts based on her time served in the position of Chief Financial Officer which began in June fiscal 2021. Mr. Koff’s compensation total reflects amounts based on his time served in the position of Chief Operating Officer through September 8, 2023, in accordance with the terms of Mr. Koff’s Separation Agreement.

Peer Group Issuers, Footnote	(3) TSR is based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P 600 Restaurants Index.
PEO Total Compensation Amount	$ 3,557,446	$ 3,345,835	$ 5,466,562
PEO Actually Paid Compensation Amount	$ 5,895,824	1,435,005	4,472,993
Adjustment To PEO Compensation, Footnote
(1)
Item 402 requires certain adjustments to be made to the Summary Compensation Table totals to determine CAP for reporting in the Pay versus Performance Table. CAP is a value calculated under Item 402, but does not necessarily represent cash and/or equity transferred to the NEO without restriction. As required by Item 402, the following table details adjustments made to Summary Compensation Table total compensation values to arrive at CAP values (Note that NEOs do not participate in a defined benefit plan so there are no adjustments for pension benefits, and similarly, there are no adjustments made for dividends):

Fiscal Year	Named Executive Officers	Summary Compensation Table Total	Grant Date Value of New Awards	Year End Value of New Awards	Change in Value of Unvested Awards	Change in Value of Vested Awards	Total Equity Compensation Actually Paid	Compensation Actually Paid
2023	CEO	$3,557,446	$(1,500,028)	$1,996,007	$1,605,454	$236,945	$3,838,406	$5,895,824
	Other NEOs	1,579,427	(756,808)	382,586	510,913	(111,099)	782,400	1,605,019
2022	CEO	3,345,835	(1,500,022)	849,766	(1,255,404)	(5,170)	(410,808)	1,435,005
	Other NEOs	1,421,436	(750,048)	424,904	(639,163)	(49,821)	(264,080)	407,308
2021	CEO	5,466,562	(3,549,992)	2,566,569	(257,369)	247,223	2,556,423	4,472,993
	Other NEOs	2,263,343	(1,883,432)	1,416,528	(487,841)	80,947	1,009,634	1,389,545

Non-PEO NEO Average Total Compensation Amount	$ 1,579,427	1,421,436	2,263,343
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,605,019	407,308	1,389,545
Adjustment to Non-PEO NEO Compensation Footnote
(1)
Item 402 requires certain adjustments to be made to the Summary Compensation Table totals to determine CAP for reporting in the Pay versus Performance Table. CAP is a value calculated under Item 402, but does not necessarily represent cash and/or equity transferred to the NEO without restriction. As required by Item 402, the following table details adjustments made to Summary Compensation Table total compensation values to arrive at CAP values (Note that NEOs do not participate in a defined benefit plan so there are no adjustments for pension benefits, and similarly, there are no adjustments made for dividends):

Fiscal Year	Named Executive Officers	Summary Compensation Table Total	Grant Date Value of New Awards	Year End Value of New Awards	Change in Value of Unvested Awards	Change in Value of Vested Awards	Total Equity Compensation Actually Paid	Compensation Actually Paid
2023	CEO	$3,557,446	$(1,500,028)	$1,996,007	$1,605,454	$236,945	$3,838,406	$5,895,824
	Other NEOs	1,579,427	(756,808)	382,586	510,913	(111,099)	782,400	1,605,019
2022	CEO	3,345,835	(1,500,022)	849,766	(1,255,404)	(5,170)	(410,808)	1,435,005
	Other NEOs	1,421,436	(750,048)	424,904	(639,163)	(49,821)	(264,080)	407,308
2021	CEO	5,466,562	(3,549,992)	2,566,569	(257,369)	247,223	2,556,423	4,472,993
	Other NEOs	2,263,343	(1,883,432)	1,416,528	(487,841)	80,947	1,009,634	1,389,545

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Important Performance Measures
As required by Item 402, the Company’s important performance measures for linking CAP to Company performance are Adjusted EBITDA, Total revenue and Shack-level operating profit.

Total Shareholder Return Amount	$ 126.67	70.98	116.95
Peer Group Total Shareholder Return Amount	121.68	97.44	122.76
Net Income (Loss)	$ 21,000,000	$ (25,970,000)	$ (10,110,000)
Company Selected Measure Amount	144,630	83,970	67,530
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(4)
The Company defines Adjusted EBITDA as net income before (A) interest expense, (B) income tax expense or benefit, (C) depreciation expense and (D) amortization expense, and excluding certain non-cash and other items not considered in the Company’s evaluation of ongoing operating performance, including equity-based compensation expense, deferred lease costs, impairment and loss on disposal of assets, amortization of cloud-based software implementation costs and certain non-recurring charges. Adjusted EBITDA (both budget and actual performance) excludes bonuses.

Measure:: 2
Pay vs Performance Disclosure
Name	Total revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Shack-level operating profit
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,500,028)	$ (1,500,022)	$ (3,549,992)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,838,406	(410,808)	2,556,423
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,996,007	849,766	2,566,569
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,605,454	(1,255,404)	(257,369)
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	236,945	(5,170)	247,223
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(756,808)	(750,048)	(1,883,432)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	782,400	(264,080)	1,009,634
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	382,586	424,904	1,416,528
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	510,913	(639,163)	(487,841)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (111,099)	$ (49,821)	$ 80,947